Accounts Payable and Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities
	March 31, 2022	September 30, 2021
Directors’ compensation	$190,538	$170,538
Professional fees	255,388	125,697
Accounts payable	110,000	54,831
Others	5,534	29,655
Total	$561,460	$380,721

	September 30, 2021	September 30, 2020
Directors’ compensation	$170,538	$130,537
Professional fees	125,697	46,640
Accounts payable	54,831	—
Interest payable	—	35,229
Other	29,655	—
Total	$380,721	$212,406